Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Operating activities
Net income	$ 3,573		$ 4,884		$ 1,778
Adjustments to reconcile net income to net cash used in operating activities:
Change in reinsurance recoverables	902		(8,731)		(15,646)
Change in premiums and accounts receivable	469		(157)		1,093
Change in deferred acquisition costs	113		15		(69)
Change in accrued investment income	150		123		109
Change in insurance policy reserves and expenses	(7,613)		(2,408)		14,132
Change in accounts payable and other liabilities	765		1,083		(853)
Change in commissions payable	(184)		594		(2,089)
Change in reinsurance balances payable	(24)		16		(245)
Change in funds held under reinsurance	67		1		(3)
Amortization of deferred gains on disposal of businesses	(398)		(436)		(480)
Change in income taxes	371		199		33
Net realized gains on investments	(838)		(365)		(299)
Other	(33)		11		132
Net cash used in operating activities	(2,680)		(5,171)		(2,407)
Sales of:
Fixed maturity securities available for sale	11,921		6,691		33,860
Equity securities available for sale	3,144		2,057		2,232
Other invested assets	149		139		380
Maturities, prepayments, and scheduled redemption of:
Fixed maturity securities available for sale	8,775		10,984		10,147
Commercial mortgage loans on real estate	2,349		1,080		959
Purchase of:
Fixed maturity securities available for sale	(8,605)		(13,548)		(36,221)
Equity securities available for sale	(3,606)		(2,104)		(802)
Commercial mortgage loans on real estate	0		(2,000)		(975)
Change in short-term investments	215		985		(2,946)
Change in policy loans	(11)		(62)		(4)
Net cash provided by investing activities	14,331		4,222		6,630
Financing Activities
Dividends paid	(10,033)		(609)		(4,381)
Return of Capital	(959)		0		0
Net cash used in financing activities	(10,992)	[1]	(609)	[1]	(4,381)	[1]
Change in cash and cash equivalents	659		(1,558)		(158)
Cash and cash equivalents at beginning of period	205		1,763		1,921
Cash and cash equivalents at end of period	864		205		1,763
Supplemental information:
Income taxes paid	$ 1,215		$ 1,556		$ 2,848

[1]	During 2011, a $2,127 non-cash capital contribution in the form of a deferred tax asset was made from Assurant, Inc. (the ?Parent?). See Note 7 for more information.